Profit Before Income Tax - Summary of Capitalized Borrowing Costs (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories related to real estate business [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates		4.35%	4.35%
Inventories related to real estate business [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	4.35%	5.39%	6.00%
Property, plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	1.84%	1.26%	1.15%
Property, plant and equipment [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	4.52%	5.49%	4.42%
Investment properties [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	1.84%	1.26%
Investment properties [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	2.23%	1.97%